STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding	11,819,600	7,146,000
Granted	9,746,267	5,257,600
Expired	(2,837,500)	(10,000)
Forfeited	(200,000)	(125,000)
Exercised		(449,000)
Outstanding	18,528,367	11,819,600	7,146,000
Exercisable	18,006,488
Exercise Price
Outstanding (Lower Limit)	$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)	1.69	1.75	1.75
Granted (Lower Limit)	0.67	0.72
Granted (Upper Limit)	1.02	1.25
Expired (Lower Limit)	1.00
Expired		1.25
Expired (Upper Limit)	1.75
Forfeited (Lower Limit)	0.92	0.92
Forfeited (Upper Limit)	1.16	1.03
Exercised (Lower Limit)		0.25
Exercised (Upper Limit)		0.345
Outstanding (Lower Limit)	0.63	0.25	0.25
Outstanding (Upper Limit)	1.69	1.75	1.75
Exercisable (Lower Limit)	0.63
Exercisable (Upper Limit)	1.69
Weighted Average Exercise Price
Outstanding	1.15	1.16
Granted	0.81	1.07
Expired	1.52	1.25
Forfeited	1.01	0.93
Exercised		0.34
Outstanding	0.92	$ 1.15	$ 1.16
Exercisable	$ 0.92